Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 078
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent EventsEffective January 1, 2026, the Plan was amended to designate participants of FARO 401(k) Plan as participating employees in the Plan. As a result, assets totaling $76,095,150 were transferred from the FARO 401(k) Plan into the Plan’s Trust on March 31, 2026.